Goodwill and Other Intangible Assets (Details 2) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 10,508,774	$ 6,943,300
2020	10,079,202	10,385,211
2021	10,079,202	10,346,159
2022	8,024,308	9,916,587
2023	2,621,877	9,916,587
2024	$ 378,187	$ 7,861,692